Condensed Consolidated and Combined Statements of Equity - USD ($) $ in Thousands	Total	Restatement adjustment	Common Stock	Preferred Stock	Additional Paid-in Capital	Additional Paid-in Capital Restatement adjustment	Accumulated Deficit	Accumulated Deficit Restatement adjustment	Accumulated Other Comprehensive Income
Beginning balance at Dec. 31, 2017	$ 499,136
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Funding to Parent, net	(35,432)
Net loss	20,841
Other comprehensive income (loss), net of tax	(53)
Ending balance at Dec. 31, 2018	484,492								$ (5,947)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Funding to Parent, net	(25,442)
Net loss	30,812
Other comprehensive income (loss), net of tax	(2,112)
Ending balance at Dec. 31, 2019	487,750								(8,059)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Funding to Parent, net	(12,262)
Net loss	(28,655)
Other comprehensive income (loss), net of tax	(1,836)
Ending balance at Mar. 31, 2020	444,997								(9,895)
Beginning balance at Dec. 31, 2019	487,750								(8,059)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Funding to Parent, net	(11,924)
Net loss	(34,136)
Other comprehensive income (loss), net of tax	(1,968)
Ending balance at Jun. 25, 2020	233,666		$ 3	$ 0	$ 250,366		$ (16,703)		0
Ending balance (in shares) at Jun. 25, 2020			30,926,669	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(8,437)						(8,437)
Other comprehensive income (loss), net of tax	8,605								8,605
Stock-based compensation	1,262				1,262
Ending balance at Dec. 31, 2020	308,846	$ (8,139)	$ 4	$ 0	325,679	$ (7,062)	(25,442)	$ (1,077)	8,605
Ending balance (in shares) at Dec. 31, 2020			38,426,669	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Transfer of Private Warrants to Public Warrants	2,502				2,502
Net loss	(12,025)						(12,025)
Other comprehensive income (loss), net of tax	(2,038)								(2,038)
Stock-based compensation	1,639				1,639
Ending balance at Mar. 31, 2021	$ 290,785		$ 4	$ 0	$ 322,758		$ (38,544)		$ 6,567
Ending balance (in shares) at Mar. 31, 2021			38,426,669	0